Item 1. Schedule of Investments.


 T. Rowe Price Summit GNMA Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                            $ Par         Value
 (Amounts in 000s)


 U.S. GOVERNMENT & AGENCY MORTGAGE-
 BACKED SECURITIES  90.4%
 U.S. Government Agency Obligations o  4.3%

 Federal Home Loan Mortgage
 6.50%, 7/1/14                                           505           536

 7.00%, 11/1/30                                          66            70

 CMO
 4.105%, 10/27/31                                        433           436

 4.50%, 3/15/16                                          1,100         1,093

 IO, 4.50%, 6/15/11 - 4/15/18                            1,501         161

 Federal National Mortgage Assn.
 TBA, 6.00%, 1/1/33                                      1,200         1,231

 IO, 8.50%, 4/25/22                                      37            8

                                                                       3,535

 U.S. Government Obligations 86.1% Government National Mortgage Assn.
 5.00%, 12/15/17 - 10/20/33                              12,207        12,058

 5.50%, 10/15/17 - 4/15/34                               21,027        21,351

 6.00%, 12/15/08 - 4/15/34                               12,975        13,469

 6.50%, 12/15/14 - 3/15/34                               6,278         6,600

 6.75%, 2/15/41                                          527           541

 7.00%, 3/15/13 - 10/15/31                               4,019         4,274

 7.50%, 9/15/12 - 3/15/32                                1,860         2,001

 8.00%, 4/15/17 - 2/15/30                                646           689

 8.50%, 6/15/16 - 3/15/27                                333           366

 9.00%, 4/15/18 - 3/20/25                                61            68

 9.50%, 7/15/09 - 12/20/20                               113           126

 10.00%, 8/15/13 - 3/15/26                               284           320

 10.50%, 1/15/16 - 10/15/19                              77            88

 11.00%, 12/15/09 - 9/20/17                              18            20

 CMO
 5.00%, 8/16/28                                          395           399

 5.50%, 2/20 - 10/20/30                                  2,325         2,328

 6.00%, 5/20/29 ++                                       1,000         1,015

 6.50%, 9/20/28 - 3/20/32                                685           699

 IO, 1/20 - 8/20/30                                      121           3

 Principal Only, 3/16/28                                 62            53

 TBA, 6.00%, 1/1/33                                      3,130         3,218

                                                                       69,686

Total U.S Government & Agency Mortgaged-Backed Securities              73,221

 NON-U.S. GOVERNMENT MORTGAGE-BACKED
 SECURITIES  7.8%
 Commercial Mortgage-Backed  4.8%

 Bear Stearns Commercial Mortgage Securities
 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41          425            424

 Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38         500            495

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B
 CMO, 7.30%, 6/10/32                                     450            504

 GE Capital Commercial Mortgage, Series 2001-1, Class
 A2                                                      550            601

 Greenwich Capital Commercial Funding, Series 2004-
 GGIA, Class A2                                          335            336

 GS Mortgage Securities Corp. II, Series 2004-GG2
 Class A2                                                325            328


 J.P. Morgan Chase Commercial Mortgage, Series 2001-
 CIBC                                                    400            435

 LB-UBS Commercial Mortgage Trust, Series 2004-C2,
 Class A2                                                265            254

 Morgan Stanley Dean Witter Capital, Series 2002, Class
 A2                                                      450            481

                                                                        3,858

 Home Equity Loans-Backed  1.6%
 BankBoston Home Equity Loan Trust, Series 1998-1,
 Class A6                                                393            401

 Chase Funding Mortgage Loan
 Series 2003-1, Class 1A6, 4.458%, 3/25/14               550            544

 Series 2002-2, Class 1M1, 5.599%, 9/25/31               350            358

                                                                        1,303

 Whole Loans-Backed  1.4%
 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, 4.356%, 1/25/34          789            786

 Series 2004-A, Class 2A2, CMO, 4.180%, 2/25/34          359            355

                                                                        1,141

 Total Non-U.S. Government Mortgage-Backed Securities                   6,302
(Cost  $6,345)
 ASSET-BACKED SECURITIES  1.2%
 Citibank Credit Card Issuance Trust, Series 2000-A3,
 Class A3                                                450            494

 Reliant Energy Transition Bond, Series 2001-1, Class A4
 5.63%, 9/15/15                                          450            474

 Total Asset-Backed Securities (Cost  $948)                             968

U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED)  0.6%
 U.S. Treasury Obligations  0.6%
 U.S. Treasury Inflation-Indexed Notes, 1.875%,           515          513
7/15/13
 Total U.S. Government & Agency Obligations
(excluding Mortgage-Backed)
 (Cost  $513)                                                          513

 MONEY MARKET FUNDS  5.3%
 T. Rowe Price Government Reserve
Investment Fund 1.25% #                                   4,275        4,275

 Total Money Market Funds  (Cost  $4,275)                              4,275

 FUTURES CONTRACTS  0.0%
 Unrealized Gain (Loss) on Futures Contracts (2)                       (76)

 Total Futures Contracts                                               (76)

 Total Investments in Securities
 105.3% of Net Assets (Cost $85,202)                      $            85,203


(2)
  Open Futures Contracts at July 31, 2004
were as follows:
 ($ 000s)
                                                       Contract     Unrealized
                                          Expiration   Value       Gain (Loss)
 Short, 34 U.S. Treasury 5 year contracts,
 $71 par of 6.00% Government National
 Mortgage Assn. Bonds
 pledged as initial margin                   9/04 $   (3,723)       $   (60)

 Short, 10 U.S. Treasury 10 year contracts,
 $24 par of 6.00% Government National
 Mortgage Assn. Bonds
 pledged as initial margin                   9/04     (1,107)           (16)

 Net payments (receipts) of variation
 margin to date                                                           54

 Variation margin receivable (payable)
 on open futures contracts                                          $   (22)


(1)     Denominated in U.S. dollars unless otherwise noted
 #      Seven-day yield
 +/-    The issuer is a publicly-traded company
        that operates under a congressional charter;
        its securities are neither issued nor
        guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at July 31, 2004.
 CMO    Collateralized Mortgage Obligation
 IO     Interest Only security for which the
        fund receives interest on notional principal (par)
 TBA    To Be Announced security was purchased
        on a forward commitment basis



The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Summit GNMA Fund
Unaudited
July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit GNMA Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in GNMA securities backed by the full faith and credit of the U.S. government.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $85,202,000. Net unrealized gain aggregated $1,000 at period-end, of which $1,061,000 related to appreciated investments and $1,060,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     September 17, 2004


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